COMMITMENTS AND CONTINGENT LIABILITIES (Details)	Jun. 30, 2019 USD ($) tanker carrier	Dec. 31, 2018 USD ($)
Commitments and Contingencies [Line Items]
Book value of assets pledged under ship mortgages	$ 1,650,000,000	$ 1,527,000,000
Number of vessels under capital lease obligations held as investments in direct financing lease assets	4
Number of vessels under capital lease obligations held as vessels under capital lease	7
Number of vessels under capital lease obligation	11	11
Long-term debt	$ 1,484,631,000
Loans to related parties - associated companies, long-term	312,660,000	$ 310,144,000
Seadrill [Member]
Commitments and Contingencies [Line Items]
Loans to related parties - associated companies, long-term	319,000,000.0	342,000,000.0
Equity Accounted Subsidiaries [Member]
Commitments and Contingencies [Line Items]
Long-term debt	645,918,000	655,186,000
Amount guaranteed by Ship Finance	266,100,000	266,100,000
Equity Accounted Subsidiaries [Member] | Financial Guarantee [Member]
Commitments and Contingencies [Line Items]
Amount guaranteed by Ship Finance	266,114,000	266,114,000
Ship Finance Ltd and Equity Accounting Subsidiaries [Member]
Commitments and Contingencies [Line Items]
Long-term debt	2,100,000,000	2,100,000,000
Property not subject to direct financing leases [Member]
Commitments and Contingencies [Line Items]
Book value of assets pledged under ship mortgages	1,415,900,000	1,424,400,000
Property subject to direct financing leases [Member]
Commitments and Contingencies [Line Items]
Book value of assets pledged under ship mortgages	234,400,000	103,100,000
Assets Held under Capital Leases [Member]
Commitments and Contingencies [Line Items]
Book value of assets pledged under ship mortgages	1,305,500,000	1,331,100,000
Property subject to capital lease, held as vessels under capital lease asset [Domain]
Commitments and Contingencies [Line Items]
Book value of assets pledged under ship mortgages	732,500,000	749,900,000
Property subject to capital lease, held as investments in direct financing lease assets [Domain]
Commitments and Contingencies [Line Items]
Book value of assets pledged under ship mortgages	$ 572,900,000	581,200,000
Commitments for Exhaust Gas Cleaning Systems [Member]
Commitments and Contingencies [Line Items]
Number of container vessels	7
Number of Oil Tankers	4
Commitments for Exhaust Gas Cleaning Systems [Member] | Crude Oil Tankers [Member]
Commitments and Contingencies [Line Items]
Number of container vessels with amended charter terms	$ 8,500,000	3,400,000
Commitments for Exhaust Gas Cleaning Systems [Member] | Container vessels [Member]
Commitments and Contingencies [Line Items]
Number of container vessels with amended charter terms	43,100,000	$ 0
Commitments for Exhaust Gas Cleaning Systems [Member] | Containers for which lease amendments were made [Member]
Commitments and Contingencies [Line Items]
Number of container vessels with amended charter terms	$ 4
Commitments for Ballast Water Treatment System [Member]
Commitments and Contingencies [Line Items]
Number of Oil Tankers | tanker	1
Number of drybulk carriers | carrier	1
Commitments for Ballast Water Treatment System [Member] | Crude Oil Tankers [Member]
Commitments and Contingencies [Line Items]
Number of container vessels with amended charter terms	$ 900,000